LIQUIDITY (Details) - 10K - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 01, 2024	Apr. 21, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	May 08, 2023	Jul. 31, 2022	Dec. 31, 2019	Nov. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit			$ (33,420)		$ (31,533)	$ (18,496)
Cash and cash equivalents			4,091		1,808	9
Related Party Transaction [Line Items]
Accumulated deficit			(33,420)		(31,533)	(18,496)
Cash and cash equivalents			$ 4,091		$ 1,808	$ 9
Common stock, shares issued (in shares)			245,875		49,663	10,987
Common stock placed into escrow (in shares)		298,339
Proceeds from issuance of common stock in pre-closing financing		$ 11,704	$ 5,500	$ 0	$ 12,250	$ 0
Offering expenses		$ 546
Common stock, par value (in usd per share)		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Number of shares called by warrants (in shares)								12	189	277
Warrant exercise price (in usd per share)								$ 0.01	$ 0.01	$ 0.01
Public Offering
Related Party Transaction [Line Items]
Offering expenses	$ 1,110
Sale of stock (in shares)	25,419
Net proceeds from sale of stock	$ 4,389
Number of securities issued (in shares)	1
Sale of stock, price per share (in usd per share)	$ 14.30
Subsequent Event | Public Offering
Related Party Transaction [Line Items]
Sale of stock (in shares)	25,419
Net proceeds from sale of stock	$ 5,500
Number of securities issued (in shares)	1
Sale of stock, price per share (in usd per share)	$ 14.30
Prefunded Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)	$ 0.0013
Number of shares called by each warrant	1
Prefunded Warrants | Public Offering
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)	359,196
Number of warrant shares (in shares)	359,196
Number of securities issued (in shares)	1
Prefunded Warrants | Subsequent Event
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)	$ 0.0013
Number of shares called by each warrant	1
Prefunded Warrants | Subsequent Event | Public Offering
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)	359,196
Number of warrant shares (in shares)	359,196
Number of securities issued (in shares)	1
Series B-1 common warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	5 years
Series B-1 common warrants | Public Offering
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)	384,615
Number of warrant shares (in shares)	384,615
Number of securities issued (in shares)	1
Series B-1 common warrants | Subsequent Event
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	5 years
Series B-1 common warrants | Subsequent Event | Public Offering
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)	384,615
Number of warrant shares (in shares)	384,615
Number of securities issued (in shares)	1
Series B-2 common warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	18 months
Series B-2 common warrants | Public Offering
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)	384,615
Number of warrant shares (in shares)	384,615
Number of securities issued (in shares)	1
Series B-2 common warrants | Subsequent Event
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)	$ 14.30
Number of shares called by each warrant	1
Warrants and rights outstanding, term	18 months
Series B-2 common warrants | Subsequent Event | Public Offering
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)	384,615
Number of warrant shares (in shares)	384,615
Number of securities issued (in shares)	1
Series A-1 Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)	$ 0.0001
Series A-1 Warrants | Subsequent Event
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)	$ 0.0013
Series T Warrants | Weighted Average
Related Party Transaction [Line Items]
Stock price (in usd per share)			$ 838.11		$ 838.11
Common Stock
Related Party Transaction [Line Items]
Conversion of stock (in shares)		2,789
Additional shares converted into common stock (in shares)		11,157
Investor
Related Party Transaction [Line Items]
Investment in cash		$ 12,250	$ 12,250
Common stock, shares issued (in shares)		74,584
Proceeds from issuance of common stock in pre-closing financing			11,704
Offering expenses			$ 546
Investor | Series A-1 Warrants
Related Party Transaction [Line Items]
Number of shares called by warrants (in shares)							13,947
Warrant exercise price (in usd per share)							$ 1,229.41
Warrants and rights outstanding, term							60 months
Investor | Series T Warrants
Related Party Transaction [Line Items]
Warrant exercise price (in usd per share)							$ 1,117.48
Warrants and rights outstanding, term							24 months